                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-10155
                                    --------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                  64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                     ---------------------------

Date of fiscal year end:      12-31
                        --------------------------------------------------------

Date of reporting period:     9-30-2005
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INFLATION PROTECTION FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 57.3%
       $20,988,315  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25                         $  22,460,793
        18,390,734  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                         24,068,157
         8,693,365  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            11,903,121
         9,575,916  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                            12,663,402
         1,233,120  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                             1,275,654
         9,674,480  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                            10,243,620
        10,125,880  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                            10,988,170
        10,961,917  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                             12,264,938
        14,437,780  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                            14,073,457
        10,663,940  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                             11,748,249
         8,252,100  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                             9,141,140
        11,952,600  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                             13,010,596
        16,487,815  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                            16,714,540
        14,802,760  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                             15,115,587
        18,785,838  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                             19,196,045
        12,789,625  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                            12,641,751
        15,091,411  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                            15,229,361
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       232,738,581
(Cost $229,864,330)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 15.8%
         6,250,000  FAMCA, 2.50%, 2/15/07                              6,097,206
         4,000,000  FAMCA, 3.375%, 2/15/09                             3,866,136
         2,000,000  FAMCA, 6.71%, 7/28/14                              2,302,162
         2,000,000  FFCB, 2.60%, 9/7/06                                1,968,834
         4,000,000  FFCB, 4.60%, 1/23/07                               4,011,944
         2,000,000  FFCB, 3.80%, 9/7/07                                1,979,272
         2,000,000  FFCB, 2.625%, 9/17/07                              1,937,238
         2,000,000  FFCB, 3.05%, 4/15/08                               1,936,036
         4,000,000  FHLB, 3.625%, 1/15/08                              3,939,264
         3,000,000  FHLB, 4.125%, 4/18/08                              2,983,374
         2,000,000  FHLB, 2.625%, 7/15/08                              1,907,044
         3,000,000  FHLB, 3.625%, 11/14/08                             2,932,716
         2,000,000  FNMA, VRN, 3.67%, 10/17/05,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.14% with no caps, Final
                    Maturity 2/17/09                                   1,994,960
         2,000,000  PEFCO, 7.17%, 5/15/07
                    (Acquired 3/29/05, Cost
                    $2,125,820)(2)                                     2,086,684
         2,000,000  PEFCO, 3.375%, 2/15/09                             1,936,418
         2,200,000  PEFCO, 4.97%, 8/15/13                              2,253,865
         4,000,000  PEFCO, 4.55%, 5/15/15                              3,982,544
        15,420,166  TVA Inflation Indexed Notes,
                    3.375%, 1/15/07                                   15,956,787
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               64,072,484
(Cost $64,584,582)                                               ---------------

CORPORATE BONDS - 8.6%
           529,000  HSBC Finance Corp., VRN, 4.25%,
                    10/11/05, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.08% with no caps,
                    Final Maturity 9/10/09                               513,183

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,000,000  HSBC Finance Corp., VRN, 4.28%,
                    10/11/05, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.11% with no caps,
                    Final Maturity 2/10/10                             2,915,760
         1,000,000  HSBC Finance Corp., VRN, 4.36%,
                    10/11/05, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.19% with no caps,
                    Final Maturity 2/10/09                               977,870
         4,000,000  Lehman Brothers Holdings Inc.,
                    VRN, 3.99%, 10/24/05, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.46%
                    with no caps, Final Maturity
                    3/23/12                                            3,912,240
         4,500,000  Merrill Lynch & Co., Inc., VRN,
                    3.69%, 10/3/05, resets monthly
                    off the Consumer Price Index plus
                    1.16% with no caps, Final
                    Maturity 3/2/09                                    4,461,120
         2,000,000  Merrill Lynch & Co., Inc., VRN,
                    3.33%, 10/12/05, resets monthly
                    off the Consumer Price Index
                    Year over Year with no caps, Final
                    Maturity 3/12/07                                   1,996,880
         2,000,000  Principal Life Income Funding
                    Trusts, VRN, 3.58%, 10/1/05,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.05% with no caps,
                    Final Maturity 4/1/08                              1,993,640
        10,000,000  SLM Corporation, 1.32%, 1/25/10                    9,797,000
         8,252,160  Toyota Motor Credit Corp.
                    Inflation Indexed Notes, 1.22%,
                    10/1/09                                            8,202,555
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 34,770,248
(Cost $35,435,791)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 6.7%
         5,000,000  FHLMC, 5.00%, settlement
                    date 10/18/05(4)                                   4,987,500
         6,000,000  FHLMC, 5.50%, settlement
                    date 10/18/05(4)                                   6,088,129
           931,722  FHLMC, 4.50%, 5/1/19                                 913,028
           536,334  FHLMC, 5.50%, 12/1/33                                536,894
         5,000,000  FNMA, 5.00%, settlement
                    date 10/18/05(4)                                   4,987,500
         4,000,000  FNMA, 5.50%, settlement
                    date 10/18/05(4)                                   4,058,752
           201,143  GNMA, 6.00%, 6/20/17                                 205,491
           259,110  GNMA, 6.00%, 7/20/17                                 264,711
           984,818  GNMA, 6.00%, 5/15/24                               1,011,370
         4,209,335  GNMA, 5.50%, 9/20/34                               4,242,626
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            27,296,001
(Cost $27,494,628)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 5.8%
         1,000,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                            980,209
         2,000,000  Bear Stearns Commercial
                    Mortgage Securities,
                    Series 2003 T12,
                    Class A2 SEQ, 3.88%, 8/1/39                        1,934,738
         1,110,093  Bear Stearns Commercial
                    Mortgage Securities,
                    Series 2004 BA5A, Class A1, VRN,
                    3.90%, 10/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.13% with no caps, Final
                    Maturity 9/15/19 (Acquired
                    8/29/05, Cost $1,110,440)(2)                       1,110,803
           304,435  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 3.90%, 10/17/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps,
                    Final Maturity 7/15/08                               304,726
         1,419,425  GNMA, Series 2003-112,
                    Class MN, 4.00%, 5/16/25                           1,409,302
         2,000,000  GNMA, Series 2005-24, Class
                    UB SEQ, 5.00%, 1/20/31                             1,978,204
         2,000,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2, VRN, 4.31%, 10/1/05,
                    Final Maturity 8/10/42                             1,961,800

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  968,870
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                1,999,234
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30                                     1,968,716
         3,000,000  Morgan Stanley Capital I,
                    Series 2004 HQ3, Class A2
                    SEQ, 4.05%, 1/13/41                                2,913,466
         1,995,163  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 3.87%,
                    10/17/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps, Final Maturity 1/15/18
                    (Acquired 3/24/05,
                    Cost $1,995,163)(2)                                1,995,733
         2,000,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                      1,937,016
         2,000,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                      1,957,584
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  23,420,401
(Cost $23,697,454)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(5) - 3.4%
            25,000  FICO STRIPS - COUPON,
                    4.23%, 11/30/07                                       22,738
           125,000  FICO STRIPS - COUPON,
                    4.40%, 11/30/08                                      108,584
         1,700,000  FICO STRIPS - COUPON,
                    3.875%, 3/7/09                                     1,459,300
           800,000  FICO STRIPS - COUPON,
                    4.39%, 6/6/09                                        679,108
         3,285,000  FICO STRIPS - COUPON,
                    4.01%, 11/11/09                                    2,734,783
         3,000,000  FICO STRIPS - COUPON,
                    3.82%, 6/6/10                                      2,444,604
         2,000,000  FICO STRIPS - COUPON,
                    4.31%, 9/26/10                                     1,610,536
           485,000  FICO STRIPS - COUPON,
                    4.58%, 11/30/10                                      387,346
         1,763,000  FICO STRIPS - COUPON,
                    4.83%, 3/26/12                                     1,313,179
         2,000,000  FICO STRIPS - COUPON,
                    4.39%, 10/6/12                                     1,451,186
           900,000  Government Trust Certificates,
                    2.87%, 5/15/08                                       803,536
         1,000,000  Government Trust Certificates,
                    3.06%, 11/15/08                                      872,552
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     13,887,452
(Cost $14,121,166)                                               ---------------

COMMERCIAL PAPER - 3.3%
        13,660,000  Lexington Parker Capital, 3.90%,
                    10/3/05 (Acquired 9/30/05,
                    Cost $13,655,561)(2)(6)                           13,660,000
                                                                 ---------------
(Cost $13,657,040)

ASSET-BACKED SECURITIES(3) - 2.0%
           365,356  Atlantic City Electric Transition
                    Funding LLC, Series 2003-1, Class
                    A1 SEQ, 2.89%, 7/20/11                               354,740
         2,000,000  CNH Equipment Trust,
                    Series 2004 A, Class A3A, VRN,
                    3.84%, 10/17/05, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps,
                    Final Maturity 10/15/18                            2,001,984
           465,387  First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2004 FF11, Class 2A1,
                    VRN, 3.98%, 10/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps,
                    Final Maturity 1/25/35                               465,668
           985,117  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.00%, 10/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%, Final Maturity 5/25/27                       985,935

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,151,133  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1, VRN,
                    3.91%, 10/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps,
                    Final Maturity 5/25/35                             3,151,010
         1,126,369  WFS Financial Owner Trust,
                    Series 2002-3, Class A4 SEQ,
                    3.50%, 2/20/10                                     1,120,490
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          8,079,827
(Cost $8,094,196)                                                ---------------

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(5) - 1.3%
         1,000,000  AID (Israel), 2.64%, 2/15/07                         944,019
           308,000  AID (Israel), 2.64%, 3/15/07                         289,674
           493,000  Federal Judiciary, 3.37%, 2/15/07                    465,277
           242,000  Federal Judiciary, 4.41%, 8/15/11                    187,360
            12,000  Federal Judiciary, 4.60%, 8/15/12                      8,852
            61,000  Federal Judiciary, 4.70%, 8/15/13                     42,752
           353,000  REFCORP STRIPS - COUPON,
                    3.61%, 10/15/08                                      311,027
         2,000,000  REFCORP STRIPS - COUPON,
                    3.68%, 1/15/09                                     1,743,303
         2,000,000  REFCORP STRIPS - COUPON,
                    4.51%, 1/15/14                                     1,379,378
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                             5,371,642
(Cost $5,442,728)                                                ---------------

TOTAL INVESTMENT SECURITIES - 104.2%                                 423,296,636
                                                                 ---------------
(Cost $422,391,915)

OTHER ASSETS AND LIABILITIES - (4.2)%                               (17,125,999)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 406,170,637
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
LB-UBS = Lehman Brothers Inc. - UBS AG
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.
(1) Security, or a portion thereof, has been segregated for forward commitments.

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2005, was
    $18,853,220, which represented 4.6% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward commitment
(5) The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(6) The rate indicated is the yield to maturity at purchase.

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $422,538,103
                                                                 ===============
Gross tax appreciation of investments                              $  3,166,436
Gross tax depreciation of investments                                (2,407,903)
                                                                 ---------------
Net tax appreciation of investments                                $    758,533
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal quarter that have  materially  affected,  or are reasonably  likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

          Pursuant to the  requirements  of the Securities  Exchange Act of 1934 and the  Investment  Company Act of 1940,  the  registrant  has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ William M. Lyons
         -------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 29, 2005

          Pursuant to the  requirements  of the Securities  Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    November 29, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Accounting Officer
                    (principal financial officer)

Date:    November 29, 2005